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                                                                    THE HARTFORD

October 3, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4644
Attention: Filing Room

Re: Hartford Life Insurance Company
    Group Variable Annuity Contracts
    Separate Account Eleven ("Registrant")
    State of Connecticut
    File No. 333-72042

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The Prospectus Supplement and Statement of Additional Information Supplement that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on September 27, 2007.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-8336.

Very truly yours,

/s/ Shane Daly

Shane Daly
Counsel